Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of estimated future payments that relate to the current and prior accounting periods. Management reviews these estimates regularly to determine their reasonableness. Accrued expenses and other current liabilities at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Board compensation	$—	$209
Other	3	21
Total accrued expenses and other current liabilities	$3	$230

NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of estimated future payments that relate to the current accounting periods. Management reviews these estimates regularly to determine their reasonableness. Accrued expenses and other current liabilities at December 31, 2019 and 2018 consisted of the following:

(In thousands $)	December 31, 2019	December 31, 2018
Professional fees	$—	$85
Accrued board compensation	209	181
Research and development	—	91
Deferred rent	—	10
Other accrued expenses	21	16
Total accrued expenses and other current liabilities	$230	$383